Principal Accounting Policies (Goodwill, Impairment of Long-lived Assets and Indefinite-lived Intangible Assets, Revenue Recognition, Sales and Marketing Expenses, Taxation) (Details)	12 Months Ended
	Jun. 30, 2016 CNY (¥) entities	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Schedule of Principal Accounting Policies [Line Items]
Number of reporting unit for goodwill impairment testing | entities	1
Impairment loss of goodwill	¥ 0	¥ 0	¥ 0
Impairment of long-lived assets	0
Impairment of indefinite-lived assets	0
Advertising expenses	¥ 117,821,000	¥ 93,860,000	¥ 73,955,000
Business taxes rate	5.00%
Minimum [Member]
Schedule of Principal Accounting Policies [Line Items]
VAT rate	3.00%
Maximum [Member]
Schedule of Principal Accounting Policies [Line Items]
VAT rate	6.00%
Online Recruitment Services [Member] | Minimum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	1 month
Online Recruitment Services [Member] | Maximum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	1 year
Assessment Services [Member] | Minimum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	3 months
Assessment Services [Member] | Maximum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	1 year